Long-term debt - Schedule of Long Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Aug. 23, 2013
Disclosure of detailed information about borrowings [line items]
Principal	$ 702,181	$ 486,780
Current portion of long-term debt	(302,630)	(13,935)
Long-term debt	399,551	472,845
Convertible senior subordinated notes:
Disclosure of detailed information about borrowings [line items]
Principal	277,650	262,793
Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Principal	344,149	196,953
Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	50,569	0
Otjikoto equipment loan facility (net of unamortized transaction costs)
Disclosure of detailed information about borrowings [line items]
Principal	20,750	24,134
Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	7,719	0
Nicaraguan equipment loans
Disclosure of detailed information about borrowings [line items]
Principal	1,344	2,900
Equipment loans/finance lease obligations:
Disclosure of detailed information about borrowings [line items]
Principal	80,382	27,034
Principal | Convertible senior subordinated notes:
Disclosure of detailed information about borrowings [line items]
Principal	258,750	258,750	$ 258,800
Principal | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Principal	350,000	200,000
Principal | Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	52,504
Principal | Otjikoto equipment loan facility (net of unamortized transaction costs)
Disclosure of detailed information about borrowings [line items]
Principal	21,246
Principal | Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	8,307
Principal | Nicaraguan equipment loans
Disclosure of detailed information about borrowings [line items]
Principal	1,344
Fair value adjustment | Convertible senior subordinated notes:
Disclosure of detailed information about borrowings [line items]
Principal	18,900	4,043
Unamortized Transaction Costs | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Principal	$ (5,851)	$ (3,047)